Other Assets - Components of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets
Equity investment in joint venture	$ 366
Goodwill	550	$ 550
Intangible assets	22	71
Total	$ 938	$ 621